(logo)
                                 Firstar Funds


                          Firstar Balanced Income Fund

                        Institutional and Retail Shares

                   Supplement dated November 16, 1998 to the
                       Prospectus dated February 1, 1998

Page 2
--------

Effective January 1, 1999 the Expense Summary is deleted and replaced with the following:

EXPENSE SUMMARY

Below is a summary of the shareowner transaction expenses and the annual operating expenses expected to be incurred by Retail and Institutional Shares of the Balanced Income Fund beginning January 1, 1999. An example based on the summary is also shown.

                                                  RETAIL          INSTITUTIONAL
SHAREOWNER TRANSACTION EXPENSES                   SHARES             SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)             4.50%                None
Maximum Sales Charge Imposed on
  Reinvested Dividends                             None                None
Deferred Sales Charge                              None                None
Redemption Fees                                None<F1>            None<F1>
Exchange Fees                                      None                None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

Advisory Fees (After Fee Waivers)<F2>             0.33%               0.33%
12b-1 Fees                                           0%                  0%
All Other Expenses

  Shareowner Servicing Fees            0.25%<F3>                         0%
  Other Expenses                           0.64%  0.89%        0.64%  0.64%
                                           -----  -----        -----  -----

Total Fund Operating Expenses
  After Fee Waivers<F4>                           1.22%               0.97%
                                                  =====               =====

<F1> A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from an IRA Account on Retail Shares. See "Redemption of Shares."

<F2> The Adviser has voluntarily agreed to waive a portion of its fees to the extent that the Fund's total operating expenses exceed 1.22% for Retail Shares and 0.97% for Institutional Shares during the first twelve months of operations. However, the waivers are voluntary, and may be modified or terminated at any time without the Fund's consent. Absent such waivers, advisory fees would be 0.75%. See "Management of the Fund" in this Prospectus for a more complete discussion.

<F3> The total of all 12b-1 fees and Shareowner Servicing Fees paid by Retail
     Shares of the Fund may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets. The Fund does not expect to pay any 12b-1 fees for the current year. If 12b-1 fees are paid in the future, long-term shareowners may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

<F4> Absent fee waivers, total operating expenses would be 1.64% and 1.39% for
     Retail and Institutional Shares, respectively.

Example:  You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and (2) redemption of your investment at the end of the following periods:

                                        1 Year    3 Years
                                      ---------  ---------
               Retail Shares             $57        $82
               Institutional Shares      $10        $31

The foregoing tables are intended to assist investors in understanding the expenses that shareowners bear either directly or indirectly and reflect anticipated fees. In addition, Shareowner Organizations or Institutions (as defined below) may charge fees for providing services in connection with their clients' investments in the Fund's shares.

The example shown above should not be considered a representation of future investment return or operating expenses. Actual investment return and operating expenses may be more or less than those shown. The Balanced Income Fund is new and the above figures are based on estimates of expenses expected during its first twelve months of operations.

                                     (logo)
                                 Firstar Funds

Information regarding the Fund's actual performance will appear in its annual report to shareowners. The annual report for its first fiscal year, which may be obtained without charge by calling Firstar Funds Center at 1-800-982-8909, will be available within 60 days after the end of the fiscal year. Each shareowner of record at the close of the fiscal year will be sent the annual report.

-------------------------------------------------------------------------------
                             UNDERSTANDING EXPENSES

OPERATING A MUTUAL FUND INVOLVES A VARIETY OF EXPENSES FOR PORTFOLIOMANAGEMENT, SHAREOWNER STATEMENTS AND REPORTS, AND OTHER SERVICES. THESE COSTS ARE PAID FROM THE FUND'S ASSETS AND THEIR EFFECT, EXCEPT FOR FEES CHARGED DIRECTLY BY A SHAREOWNER ORGANIZATION OR INSTITUTION TO ITS CUSTOMERS, ARE FACTORED INTO ANY QUOTED SHARE PRICE OR RETURN.
-------------------------------------------------------------------------------

Page 12.
--------

Effective January 1, 1999 the table describing the sales charges is deleted and replaced with the following:


                                                                                                        Shareholder Organization
                                              Sales Charge as                 Sales Charge as               Reallowance as a
Amount of Transaction                     Percentage of Offering          Percentage of Net Asset        Percentage of Offering
 at Offering Price                                 Price                           Value                          Price
------------------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                  4.50%                           4.71%                          4.00%
$100,000 to $249,999                                3.75%                           3.90%                          3.25%
$250,000 to $499,999                                2.50%                           2.56%                          2.00%
$500,000 to $749,999                                2.00%                           2.04%                          1.50%
$750,000 to $999,999                                1.00%                           1.01%                          0.50%
$1,000,000 and above                                0.25%                           0.25%                          0.25%



Effective January 1, 1999 the fourth paragraph of the section "How To Purchase Retail Shares" is deleted and replaced with the following:

You may purchase Retail Shares without a sales charge if: (a) you are a registered representative, employee, director or retiree of Firstar Corporation or its affiliates or of Firstar Funds, Inc. (b) you are a spouse, parent, sibling or child of an individual who falls within the preceding category (a) above or (c) you make any purchase for your medical savings account for which Firstar Corporation or an affiliate serves in a custodial capacity.

If you are no longer eligible to purchase Firstar Funds under the above exemptions, you may wish to consider purchasing Institutional Shares with no sales charge through Waterhouse Securities.

Page 13.
-----------

The "Rights of Accumulation" section is replaced by the following:

Existing Fund shares can be combined with new purchases for purposes of calculating reduced sales charges.

Page 21.
----------

Effective January 1, 1999, the following sentence is inserted after the first sentence of the third paragraph in the "Management of the Fund - Advisory Services" section:

The Adviser expects to earn fees, net of waivers, at the annual rate of 0.33% of the Fund.

Page 22.
-----------

Effective January 1, 1999, the last two sentences of the "Management of the Fund
- Administrative Services" section are deleted and replaced with the following:

The Fund is expected to accrue administrative fees at 0.11% of the Fund's average net assets.

                                     (logo)
                                 Firstar Funds

                           Firstar Money Market Fund
                    Firstar Institutional Money Market Fund
                    Firstar U.S. Treasury Money Market Fund
                   Firstar U.S. Government Money Market Fund
                      Firstar Tax-Exempt Money Market Fund
                      Firstar Short-Term Bond Market Fund
                     Firstar Intermediate Bond Market Fund
                   Firstar Tax-Exempt Intermediate Bond Fund
                          Firstar Bond IMMDEX TM Fund
                          Firstar Balanced Growth Fund
                         Firstar Growth and Income Fund
                           Firstar Equity Index Fund
                              Firstar Growth Fund
                          Firstar Special Growth Fund
                          Firstar Emerging Growth Fund
                             Firstar MicroCap Fund
                       Firstar International Equity Fund

                              Institutional Shares

                   Supplement dated November 16, 1998 to the
                       Prospectus dated February 1, 1998

Page 3.
--------

Effective January 1, 1999 the Expense Summary is deleted and replaced with the following:

EXPENSE SUMMARY

Below is a summary of the shareowner transaction expenses and the annual operating expenses expected to be incurred by the Institutional Money Market Fund and by Institutional Shares of the Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond, Bond IMMDEX TM, Balanced Growth, Growth and Income, Equity Index, Growth, Special Growth, MicroCap, International Equity, Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds beginning January 1, 1999. Also below is a summary of the expenses expected to be incurred by the Emerging Growth Fund during its first twelve months of operation. An example based on the summaries is also shown.



                                                                  MONEY MARKET              BOND           EQUITY
SHAREOWNER TRANSACTION EXPENSES                                      FUNDS                 FUNDS           FUNDS
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                             None                  None            None
Maximum Sales Charge Imposed on Reinvested Dividends                  None                  None            None
Deferred Sales Charge                                                 None                  None            None
Redemption Fees                                                       None                  None            None
Exchange Fees                                                         None                  None            None


                                     (logo)
                                 Firstar Funds

                                                                                                                   TOTAL FUND
                                              ADVISORY FEES                     SHAREOWNER                         OPERATING
ANNUAL FUND OPERATING EXPENSES                  (AFTER FEE         12B-1        SERVICING           OTHER       EXPENSES (AFTER
(as a percentage of average net assets)        WAIVERS)<F1>       FEES<F2>       FEES<F2>       EXPENSES<F3>    FEE WAIVERS)<F4>
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS:
Money Market Fund                                   0.37%           0.03%           0.00%           0.35%             0.75%
Institutional Money Market Fund                     0.29%           0.00%           0.00%           0.10%             0.39%
U.S. Treasury Money Market Fund                     0.49%           0.00%           0.00%           0.26%             0.75%
U.S. Government Money Market Fund                   0.50%           0.00%           0.00%           0.22%             0.72%
Tax-Exempt Money Market Fund                        0.48%           0.00%           0.00%           0.27%             0.75%

BOND FUNDS:
Short-Term Bond Market Fund                         0.30%           0.00%           0.00%           0.27%             0.57%
Intermediate Bond Market Fund                       0.36%           0.00%           0.00%           0.21%             0.57%
Tax-Exempt Intermediate Bond Fund                   0.36%           0.00%           0.00%           0.31%             0.67%
Bond IMMDEX TM Fund                                 0.30%           0.00%           0.00%           0.19%             0.49%

EQUITY FUNDS:
Balanced Growth Fund                                0.73%           0.00%           0.00%           0.24%             0.97%
Growth and Income Fund                              0.75%           0.00%           0.00%           0.19%             0.94%
Equity Index Fund                                   0.19%           0.00%           0.00%           0.18%             0.37%
Growth Fund                                         0.75%           0.00%           0.00%           0.21%             0.96%
Special Growth Fund                                 0.75%           0.00%           0.00%           0.20%             0.95%
Emerging Growth Fund                                0.73%           0.00%           0.00%           0.38%             1.11%
MicroCap Fund                                       1.50%           0.00%           0.00%           0.30%             1.80%
International Equity Fund                           1.14%           0.00%           0.00%           0.43%             1.57%



<F1>The Adviser has voluntarily agreed to waive a portion of its fees.  These waivers are expected to remain in effect for the current fiscal year. However, these waivers are voluntary and can be modified or terminated at any time without the Fund's consent. Absent such waivers, advisory fees would be 0.50%, 0.50%, 0.50%, 0.50%, 0.60%, 0.50%, 0.50%, 0.75%, 0.25%,
    0.75%, and 1.37% for the Money Market, Institutional Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond, Balanced Growth, Equity Index, Emerging Growth and International Equity Funds, respectively. See "Management of the Funds" in this Prospectus for a more complete description and the financial statements for the Funds incorporated into the Statement of Additional Information ("SAI").

<F2>The total of all 12b-1 fees and Shareowner Servicing Fees may not exceed, in the aggregate, the annual rate of 0.25% of a Fund's average daily net assets. Only the Money Market Fund intends to pay 12b-1 fees for the current year.

<F3>Absent administrative fee waivers, other expenses would have been 0.14% for the Institutional Money Market Fund. The administrative fee waiver is expected to remain in effect for the current fiscal year. However, this waiver is voluntary and can be modified or terminated at any time without the Fund's consent.

<F4>Absent fee waivers, total operating expenses would have been 0.88%, 0.60%,
    0.76%, 0.77%, 0.87%, 0.71%, 0.81%, 0.99%, 0.43%, 1.13%  and 1.80% for the
    Money Market, Institutional Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond, Balanced Growth, Equity Index, Emerging Growth and International Equity Funds, respectively.

                                     (logo)
                                 Firstar Funds

Example:  You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns, and (2) redemption of your investment at the end of the following periods:


                                                                           1 YEAR         3 YEARS        5 YEARS        10 YEARS
                                                                          ---------      ---------      ---------      ----------
Money Market Fund...........................................                  $8             $24             $42            $93
Institutional Money Market Fund.............................                   4              13              22             49
U.S. Treasury Money Market Fund.............................                   8              24              42             93
U.S. Government Money Market Fund  .........................                   7              23              40             89
Tax-Exempt Money Market Fund ...............................                   8              24              42             93
Short-Term Bond Market Fund ................................                   6              18              32             71
Intermediate Bond Market Fund ..............................                   6              18              32             71
Tax-Exempt Intermediate Bond Fund ..........................                   7              21              37             83
Bond IMMDEX TM Fund ........................................                   5              16              27             62
Balanced Growth Fund........................................                  10              31              54            119
Growth and Income Fund .....................................                  10              30              52            115
Equity Index Fund...........................................                   4              12              21             47
Growth Fund.................................................                  10              31              53            118
Special Growth Fund.........................................                  10              30              53            117
Emerging Growth Fund........................................                  11              35              61            135
MicroCap Fund...............................................                  18              57              97            212
International Equity Fund...................................                  16              50              86            187


The foregoing tables are intended to assist investors in understanding the expenses that shareowners bear either directly or indirectly and reflect anticipated fees. In addition, Institutions may charge fees for providing services in connection with their clients' investments in a Fund's shares.

The example shown above should not be considered a representation of future investment return or operating expenses. Actual investment return and operating expenses may be more or less than those shown. The Emerging Growth Fund is new and the above figures are based on estimates of expenses expected during its first twelve months of operations. Information regarding the Funds' actual performance appears in their annual report to shareowners. Each shareowner of record at the close of the fiscal year will be sent the annual report.

Page 45.
----------

Effective January 1, 1999, the second sentence of the fourth paragraph in the "Management of the Funds - Advisory Services" section is deleted and replaced by the following sentence:

The Adviser is expected to earn fees, net of waivers, at the annual rate of 0.37% for the Money Market Fund, 0.29% for the Institutional Money Market Fund, 0.49% for the U.S. Treasury Money Market Fund, 0.50% for the U.S. Government Money Market Fund, 0.48% for the Tax-Exempt Money Market Fund, 0.30% for the Short-Term Bond Market Fund, 0.36% for the Intermediate Bond Market Fund, 0.36% for the Tax-Exempt Intermediate Bond Fund, 0.30% for the Bond IMMDEX TM Fund, 0.73% for the Balanced Growth Fund, 0.75% for the Growth and Income Fund, 0.19% for the Equity Index Fund, 0.75% for the Growth Fund, 0.75% for the Special Growth Fund, 0.73% for the Emerging Growth Fund, 1.50% for the MicroCap Fund and 1.14% for the International Equity Fund.

                                     (logo)
                                 Firstar Funds

Page 47.
----------

Effective January 1, 1999, the second paragraph of the "Management of the Funds
- Administrative Services" section is deleted and replaced with the following:

The Funds are expected to accrue administrative fees, at 0.11% of each Fund's respective average net assets except for the Institutional Money Market Fund which will accrue administrative fees, after waivers, at 0.07% of the Fund's average net assets.

                                     (logo)
                                  Firstar Funds

                           Firstar Money Market Fund
                    Firstar U.S. Treasury Money Market Fund
                   Firstar U.S. Government Money Market Fund
                      Firstar Tax-Exempt Money Market Fund

                   Supplement dated November 16, 1998 to the
                       Prospectus dated February 1, 1998

Page 2.
---------

Effective January 1, 1999 the Expense Summary is deleted and replaced with the following:

EXPENSE SUMMARY

Below is a summary of the shareowner transaction expenses and the annual operating expenses expected to be incurred by the Funds beginning January 1, 1999. An example based on the summary is also shown.

SHAREOWNER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases               None
Maximum Sales Charge on Reinvested Dividends            None
Deferred Sales Charge                                   None
Redemption Fees                                     None<F1>
Exchange Fees                                           None


                                                                       U.S.                U.S.
                                                                     TREASURY           GOVERNMENT            TAX-EXEMPT
                                                    MONEY             MONEY               MONEY                 MONEY
ANNUAL FUND OPERATING EXPENSES                      MARKET            MARKET              MARKET                MARKET
(as a percentage of average net assets)              FUND              FUND                FUND                  FUND
------------------------------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee waivers)<F2>                0.37%            0.49%                0.50%                0.48%
12b-1 Fees<F3>                                       0.03%            0.00%                0.00%                0.00%
Shareowner Servicing Fees<F3>                        0.00%            0.00%                0.00%                0.00%
Other Expenses                                       0.35%            0.26%                0.22%                0.27%
Total Fund Operating Expenses
   (After Fee Waivers)<F4>                           0.75%            0.75%                0.72%                0.75%


<F1>  A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from an IRA Account. See "Redemption of Shares."

<F2>  The Adviser has voluntarily agreed to waive a portion of its fees to the extent that each Fund's total ordinary operating expenses exceed 0.75% during the current fiscal year. However, these waivers are voluntary and can be modified or terminated at any time without the Fund's consent. Absent such waivers, advisory fees would be 0.50% for the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds. See "Management of the Funds" in this Prospectus for a more complete description and the Funds' financial statements incorporated into the Statement of Additional Information ("SAI").

<F3>  The total of all 12b-1 fees and Shareowner Servicing Fees paid by a Fund may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets. Only the Money Market Fund intends to pay 12b-1 fees for the current year.

<F4>  Absent fee waivers, total operating expenses would have been 0.88%, 0.76%
      and 0.77% for the Money Market, U. S. Treasury Money Market and Tax-Exempt Money Market Funds, respectively.

                                     (logo)
                                 Firstar Funds

Example: You would pay the following expenses on a $1,000 investment in any one of the Funds, assuming (1) a 5% annual return and (2) redemption of your investment at the end of each time period:

                               1 YEAR      3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Money Market Fund, U.S.
Treasury Money Market
Fund, Tax-Exempt Money
   Market Fund                   $8          $24           $42          $93

U.S. Government Money
   Market Fund                    7           23            40           89

The foregoing tables are intended to assist investors in understanding the expenses that shareowners bear directly or indirectly. In addition, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in a Fund's shares.

The example shown above should not be considered a representation of future investment return or operating expenses. Actual investment return and operating expenses may be more or less than those shown.

--------------------------------------------------------------------------------
                             UNDERSTANDING EXPENSES

OPERATING A MUTUAL FUND INVOLVES A VARIETY OF EXPENSES FOR PORTFOLIO MANAGEMENT, SHAREOWNER STATEMENTS AND REPORTS, AND OTHER SERVICES. THESE COSTS ARE PAID FROM A FUND'S ASSETS AND THEIR EFFECT, EXCEPT FOR ANY FEES CHARGED DIRECTLY BY A SHAREOWNER ORGANIZATION TO ITS CUSTOMERS, ARE FACTORED INTO ANY QUOTED SHARE PRICE OR RETURN.
-------------------------------------------------------------------------------

Page 19.
-----------

Effective January 1, 1999, the second sentence of the third paragraph in the "Management of the Funds - Advisory Services" section is deleted and replaced by the following sentence:

The Adviser will earn fees, net of waivers, at the annual rate of 0.37% for the Money Market Fund, 0.49% for the U.S. Treasury Money Market Fund, 0.50% for the U.S. Government Money Market Fund and 0.48% for the Tax-Exempt Money Market Fund.

Effective January 1, 1999, the last three sentences of the first paragraph in the "Management of the Funds - Administrative Services" section are deleted and replaced with the following:

The Funds are expected to accrue administrative fees at 0.11% of each Fund's respective average net assets.

                                     (logo)
                                 Firstar Funds

                           Firstar Money Market Fund
                    Firstar U.S. Treasury Money Market Fund
                   Firstar U.S. Government Money Market Fund
                      Firstar Tax-Exempt Money Market Fund
                      Firstar Short-Term Bond Market Fund
                     Firstar Intermediate Bond Market Fund
                   Firstar Tax-Exempt Intermediate Bond Fund
                          Firstar Bond IMMDEX TM Fund
                          Firstar Balanced Growth Fund
                         Firstar Growth and Income Fund
                           Firstar Equity Index Fund
                              Firstar Growth Fund
                          Firstar Special Growth Fund
                          Firstar Emerging Growth Fund
                             Firstar MicroCap Fund
                       Firstar International Equity Fund

                                 Retail Shares

                   Supplement dated November 16, 1998 to the
                       Prospectus dated February 1, 1998

Page 3.
----------


Effective January 1, 1999 the Expense Summary is deleted and replaced with the following:

EXPENSE SUMMARY

Below is a summary of the shareowner transaction expenses and the annual operating expenses expected to be incurred by the Retail Shares of the Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond, Bond IMMDEX TM, Balanced Growth, Growth and Income, Equity Index, Growth, Special Growth, MicroCap, International Equity, Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds beginning January 1, 1999. Also below is a summary of the expenses expected to be incurred by the Emerging Growth Fund during its first twelve months of operation. An example based on the summaries is also shown.



SHAREOWNER                               MONEY MARKET     BOND     EQUITY
TRANSACTION EXPENSES                         FUNDS        FUNDS     FUNDS
------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)       None         3.75%     4.50%
Maximum Sales Charge Imposed on
   Reinvested Dividends                      None         None      None
Deferred Sales Charge                        None         None      None
Redemption Fees                          None<F1>     None<F1>  None<F1>
Exchange Fees                                None         None      None

                                     (logo)
                                 Firstar Funds

                                                                                                                    TOTAL FUND
                                                 ADVISORY FEES                       SHAREOWNER                     OPERATING
ANNUAL FUND OPERATING EXPENSES                    (AFTER FEE           12B-1          SERVICING        OTHER     EXPENSES (AFTER
   (as a percentage of average net assets)       WAIVERS)<F2>        FEES<F3>         FEES<F3>       EXPENSES   FEE WAIVERS)<F4>
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS:
Money Market Fund                                      0.37%            0.03%            0.00%          0.35%           0.75%
U.S. Treasury Money Market Fund                        0.49%            0.00%            0.00%          0.26%           0.75%
U.S. Government Money Market Fund                      0.50%            0.00%            0.00%          0.22%           0.72%
Tax-Exempt Money Market Fund                           0.48%            0.00%            0.00%          0.27%           0.75%

BOND FUNDS:
Short-Term Bond Market Fund                            0.30%            0.00%            0.25%          0.27%           0.82%
Intermediate Bond Market Fund                          0.36%            0.00%            0.25%          0.21%           0.82%
Tax-Exempt Intermediate Bond Fund                      0.36%            0.00%            0.25%          0.31%           0.92%
Bond IMMDEX TM Fund                                    0.30%            0.00%            0.25%          0.19%           0.74%

EQUITY FUNDS:
Balanced Growth Fund                                   0.73%            0.00%            0.25%          0.24%           1.22%
Growth and Income Fund                                 0.75%            0.00%            0.25%          0.19%           1.19%
Equity Index Fund                                      0.19%            0.00%            0.25%          0.18%           0.62%
Growth Fund                                            0.75%            0.00%            0.25%          0.21%           1.21%
Special Growth Fund                                    0.75%            0.00%            0.25%          0.20%           1.20%
Emerging Growth Fund                                   0.73%            0.00%            0.25%          0.38%           1.36%
MicroCap Fund                                          1.50%            0.00%            0.25%          0.30%           2.05%
International Equity Fund                              1.14%            0.00%            0.25%          0.43%           1.82%


<F1> A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from an Individual Retirement Account ("IRA"). See "Redemption of Shares."

<F2> The Adviser has voluntarily agreed to waive a portion of its fees.  These waivers are expected to remain in effect for the current fiscal year. However, these waivers are voluntary and can be modified or terminated at any time without the Fund's consent. Absent such waivers, advisory fees would be 0.50%, 0.50%, 0.50%, 0.60%, 0.50%, 0.50%, 0.75%, 0.25%, 0.75%,
     and 1.37% for the Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond, Balanced Growth, Equity Index, Emerging Growth and International Equity Funds, respectively. See "Management of the Funds" in this Prospectus for a more complete description and the financial statements for the Funds incorporated into the Statement of Additional Information ("SAI").

<F3> The total of all 12b-1 fees and Shareowner Servicing Fees may not exceed, in the aggregate, the annual rate of 0.25% of a Fund's average daily net assets. Only the Money Market Fund intends to pay 12b-1 fees for the current year. If 12b-1 fees are paid, long-term shareowners may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

<F4> Absent fee waivers, total operating expenses would have been 0.88%, 0.76%,
     0.77%, 1.12%, 0.96%, 1.06%, 1.24%, 0.68%, 1.38%  and 2.05% for the Money
     Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond, Balanced Growth, Equity Index, Emerging Growth and International Equity Funds, respectively.

                                    (logo)
                                 Firstar Funds

Example:  You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns, and (2) redemption of your investment at the end of the following periods:


                                                                           1 YEAR         3 YEARS        5 YEARS        10 YEARS
                                                                          ---------      ---------      ---------      ----------
Money Market Fund...........................................                  $8             $24             $42            $93
U.S. Treasury Money Market Fund.............................                   8              24              42             93
U.S. Government Money Market Fund...........................                   7              23              40             89
Tax-Exempt Money Market Fund................................                   8              24              42             93
Short-Term Bond Market Fund.................................                  46              63              81            135
Intermediate Bond Market Fund...............................                  46              63              81            135
Tax-Exempt Intermediate Bond Fund...........................                  47              66              87            146
Bond IMMDEX TM Fund.........................................                  45              60              77            126
Balanced Growth Fund........................................                  57              82             109            186
Growth and Income Fund......................................                  57              81             107            183
Equity Index Fund...........................................                  51              64              78            119
Growth Fund.................................................                  57              82             109            185
Special Growth Fund.........................................                  57              81             108            184
Emerging Growth Fund........................................                  58              86             116            201
MicroCap Fund...............................................                  65             106             150            272
International Equity Fund...................................                  63             100             139            249


The foregoing tables are intended to assist investors in understanding the expenses that shareowners bear either directly or indirectly and reflect anticipated fees. In addition, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in a Fund's shares.

The example shown above should not be considered a representation of future investment return or operating expenses. Actual investment return and operating expenses may be more or less than those shown. The Emerging Growth Fund is new and the above figures are based on estimates of expenses expected during its first twelve months of operations. Information regarding the Funds' actual performance appears in their annual report to shareowners. Each shareowner of record at the close of the fiscal year will be sent the annual report.

-------------------------------------------------------------------------------
                             UNDERSTANDING EXPENSES

OPERATING A MUTUAL FUND INVOLVES A VARIETY OF EXPENSES FOR PORTFOLIO MANAGEMENT, SHAREOWNER STATEMENTS AND REPORTS, AND OTHER SERVICES. THESE COSTS ARE PAID FROM THE FUND'S ASSETS AND THEIR EFFECT, EXCEPT FOR FEES CHARGED DIRECTLY BY A SHAREOWNER ORGANIZATION OR INSTITUTION TO ITS CUSTOMERS, ARE FACTORED INTO ANY QUOTED SHARE PRICE OR RETURN.
-------------------------------------------------------------------------------

                                     (logo)
                                 Firstar Funds

Page 41.
----------
Effective January 1, 1999 the table describing the sales charges is deleted and replaced with the following:


                                                                                                        Shareholder Organization
                                     Sales Charge as a                      Sales Charge as                 Reallowance as a
Amount of Transaction              Percentage of Offering               Percentage of Net Asset          Percentage of Offering
 at Offering Price                         Price                                 Value                           Price

                              Equity Funds        Bond Funds        Equity Funds      Bond Funds      Equity Funds      Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
Less than $100,000                 4.50%              3.75%             4.71%             3.90%            4.00%           3.25%
$100,000 to $249,999               3.75%              3.00%             3.90%             3.09%            3.25%           2.50%
$250,000 to $499,999               2.50%              1.75%             2.56%             1.78%            2.00%           1.25%
$500,000 to $749,999               2.00%              1.25%             2.04%             1.27%            1.50%           0.75%
$750,000 to $999,999               1.00%              0.75%             1.01%             0.76%            0.50%           0.25%
$1,000,000 and above               0.25%              0.25%             0.25%             0.25%            0.25%           0.25%


Effective January 1, 1999 the fourth paragraph is deleted and replaced with the following:

You may purchase shares without a sales charge if: (a) you are a registered representative, employee, director or retiree of Firstar Corporation or its affiliates or of Firstar Funds, Inc. (b) you are a spouse, parent, sibling or child of an individual who falls within the preceding category (a) above or (c) you make any purchase for your medical savings account for which Firstar Corporation or an affiliate serves in a custodial capacity.

If you are no longer eligible to purchase Firstar Funds under the above exemptions, you may wish to consider purchasing Institutional Shares with no sales charge through Waterhouse Securities.

Page 42.
-----------

The "Rights of Accumulation" section is replaced by the following:

Existing Fund shares can be combined with new purchases for purposes of calculating reduced sales charges.

Page 49.
----------

Effective January 1, 1999, the second sentence of the fourth paragraph in the "Management of the Funds - Advisory Services" section is deleted and replaced by the following sentence:

The Adviser expects to earn fees, net of waivers, at the annual rate of 0.37% for the Money Market Fund, 0.49% for the U.S. Treasury Money Market Fund, 0.50% for the U.S. Government Money Market Fund, 0.48% for the Tax-Exempt Money Market Fund, 0.30% for the Short-Term Bond Market Fund, 0.36% for the Intermediate Bond Market Fund, 0.36% for the Tax-Exempt Intermediate Bond Fund, 0.30% for the Bond IMMDEX TM Fund, 0.73% for the Balanced Growth Fund, 0.75% for the Growth and Income Fund, 0.19% for the Equity Index Fund, 0.75% for the Growth Fund, 0.75% for the Special Growth Fund, 0.73% for the Emerging Growth Fund, 1.50% for the MicroCap Fund and 1.14% for the International Equity Fund.

Page 52.
----------

Effective January 1, 1999 the last two sentences of the first paragraph in the "Management of the Funds - Administrative Services" section are deleted.

Effective January 1, 1999, the second paragraph of the "Management of the Funds
- Administrative Services" section is deleted and replaced with the following:
The Funds are expected to accrue administrative fees at 0.11% of each Fund's respective average net assets.